Earnings per Share - Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss, basic and diluted	$ (27,484)
Denominator:
Weighted-average number of common shares outstanding, basic	75,010
Weighted-average number of common shares outstanding, diluted	75,010
Loss per share:
Basic (in dollars per share)	$ (0.37)
Diluted (in dollars per share)	$ (0.37)
Predecessor
Numerator:
Net loss, basic and diluted		$ (2,154,877)	$ (525,166)	$ (37,157)
Denominator:
Weighted-average number of common shares outstanding, basic		21,359	21,315	21,167
Weighted-average number of common shares outstanding, diluted		21,359	21,315	21,167
Loss per share:
Basic (in dollars per share)		$ (100.89)	$ (24.64)	$ (1.76)
Diluted (in dollars per share)		$ (100.89)	$ (24.64)	$ (1.76)